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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22955

Tekla Healthcare Opportunities Fund
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/15

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 20.2% of Net Assets
	Convertible Notes — 6.5%
	Biotechnology — 1.4%
$10,000,000	Cepheid, Inc., 1.25% due 2/1/21	$8,893,750
4,000,000	Immunomedics, Inc., 4.75% due 2/15/20 (a)	3,172,500
		12,066,250
	Pharmaceuticals — 5.1%
13,000,000	Aegerion Pharmaceuticals, Inc., 2.00% due 8/15/19 (a)	8,628,750
14,330,000	ARIAD Pharmaceuticals Inc., 3.63% due 6/15/19 (a)	14,168,788
14,700,000	Corsicanto Ltd, 3.50% due 1/15/32	13,303,500
7,000,000	Egalet Corporation, 5.50% due 4/1/20 (a)	7,297,500
		43,398,538
	TOTAL CONVERTIBLE NOTES	55,464,788

	Non-Convertible Notes — 13.7%
	Biotechnology — 1.2%
10,000,000	Amgen Inc. 3.63% due 5/15/22	10,272,160

	Health Care Equipment & Supplies — 2.9%
14,610,000	Alere, Inc., 6.50% due 6/15/20	14,025,600
5,000,000	Medtronic, Inc., 3.50% due 3/15/25	5,040,850
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 8/15/35	5,593,554
		24,660,004
	Health Care Providers & Services — 8.1%
12,693,000	Acadia Healthcare Co Inc., 5.13% due 7/01/22	11,867,955
10,500,000	Anthem Inc., 3.50% due 8/15/24	10,252,011
8,665,000	Cigna Corporation, 5.88% due 3/15/41	9,965,980
8,250,000	Express Scripts Holding Company, 6.13% due 11/15/41	9,375,366
9,700,000	HCA Holdings, Inc., 6.25% due 2/15/21	10,257,750
7,500,000	HealthSouth Corp, 5.75% due 11/01/24	7,153,125
10,500,000	UnitedHealth Group Inc., 4.38% due 3/15/42	10,318,571
		69,190,758
	Pharmaceuticals — 1.5%
4,750,000	AstraZeneca PLC, 6.45% due 9/15/37 (e)	6,006,845
780,000	Mallinckrodt International Finance SA, 4.75% due 4/15/23	690,300
5,020,000	Wyeth LLC, 5.95% due 4/01/37	5,968,941
		12,666,086
	TOTAL NON-CONVERTIBLE NOTES	116,789,008
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $179,833,382)	172,253,796

SHARES
COMMON STOCKS AND WARRANTS — 98.5%
Biotechnology — 39.5%
156	AbbVie Inc.	9,241

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
141,890	Alexion Pharmaceuticals, Inc. (b)	$27,065,517
72,601	Alkermes plc (b)	5,763,067
146,000	Amgen Inc.	23,700,180
43,300	Anacor Pharmaceuticals, Inc. (b)	4,891,601
319,600	Baxalta Inc.	12,473,988
133,931	Biogen Inc. (b)	41,029,762
23,500	BioMarin Pharmaceutical Inc. (b)	2,461,860
499,142	Celgene Corporation (b)	59,777,246
159,000	Cepheid, Inc. (b)	5,808,270
305,100	Eleven Biotherapeutics, Inc. warrants (Restricted, expiration 11/24/17) (b) (d)	0
639,219	Gilead Sciences, Inc.	64,682,571
112,223	Incyte Corporation (b)	12,170,584
125,100	Juno Therapeutics, Inc. (b)	5,500,647
300,000	Karyopharm Therapeutics Inc. (b)	3,975,000
107,400	Medivation, Inc. (b)	5,191,716
320,405	Natera, Inc. (b)	3,460,374
1,308,385	Pieris Pharmaceuticals, Inc. (b)	2,996,202
165,000	Puma Biotechnology, Inc. (b)	12,936,000
68,700	United Therapeutics Corporation (b)	10,759,107
265,543	Vertex Pharmaceuticals Incorporated (b)	33,413,276
		338,066,209
	Health Care Equipment & Supplies — 6.5%
11,361	Alere Inc. (b)	444,101
319,600	Baxter International Inc.	12,192,740
551,000	Endologix Inc. (b)	5,454,900
255,810	St. Jude Medical, Inc.	15,801,384
123,940	Stryker Corporation	11,518,984
102,300	Zimmer Biomet Holdings, Inc.	10,494,957
		55,907,066
	Health Care Providers & Services — 13.3%
209,572	Community Health Systems, Inc. (b)	5,559,945
372,672	HCA Holdings, Inc. (b)	25,203,807
112,000	Humana Inc.	19,993,120
135,360	Molina Healthcare, Inc. (b)	8,139,197
164,500	Tenet Healthcare Corporation (b)	4,984,350
342,121	UnitedHealth Group, Inc.	40,247,114
22,224	Universal Health Services, Inc.	2,655,546
88,652	WellCare Health Plans, Inc. (b)	6,933,473
		113,716,552
	Health Care Technology — 0.3%
173,600	Allscripts Healthcare Solutions, Inc. (b)	2,669,968

	Life Sciences Tools & Services — 2.4%
396,800	Agilent Technologies, Inc.	16,590,208

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Life Sciences Tools & Services — continued
25,750	Thermo Fisher Scientific Inc.	$3,652,638
		20,242,846
	Pharmaceuticals — 25.8%
145,970	Allergan plc (b)	45,615,625
884,612	Johnson & Johnson	90,867,345
585,000	Merck & Co., Inc.	30,899,700
965,037	Pfizer Inc.	31,151,394
331,118	Teva Pharmaceutical Industries Ltd. (c)	21,734,586
		220,268,650
	Real Estate Investment Trusts — 10.7%
73,195	Care Capital Properties, Inc.	2,237,571
236,618	LTC Properties Inc.	10,207,700
1,153,574	Medical Properties Trust, Inc.	13,277,637
413,116	Omega Healthcare Investors Inc.	14,450,798
1,050,902	Physicians Realty Trust	17,718,208
456,190	Sabra Health Care REIT Inc.	9,228,724
479,604	Senior Housing Properties Trust	7,117,323
15,000	Ventas Realty, LP / Ventas Capital Corporation	391,650
292,782	Ventas, Inc.	16,521,688
		91,151,299
	Real Estate Management & Development — 0.0%
5,323	The RMR Group Inc, Class A. (b)	76,704
	TOTAL COMMON STOCKS AND WARRANTS (Cost $837,092,531)	842,099,294

	PREFERRED STOCK — 1.4%
	Real Estate Investment Trusts — 1.4%
200,000	Welltower, Inc.	12,182,000
	TOTAL PREFERRED STOCK (Cost $11,919,595)	12,182,000

	MANDATORY CONVERTIBLE PREFERRED STOCK — 2.1%
	Pharmaceuticals — 2.1%
5,000	Allergan plc, 5.50% due 03/01/18	5,150,900
13,000	Teva Pharmaceutical Industries Ltd., 7.00% due 12/15/18	13,225,659
	TOTAL MANDATORY CONVERTIBLE PREFERRED STOCK (Cost $18,000,000)	18,376,559

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENT — 4.0%
$33,712,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $33,712,000, 0.03%, dated 12/31/15, due 01/04/16 (collateralized by Federal Home Loan Banks 3.180%, due 12/06/32, market value $32,450,844 and Federal National Mortgage Association 3.400%, due 09/27/32, market value $1,938,938)	$33,712,000
	TOTAL SHORT-TERM INVESTMENT (Cost $33,712,000)	33,712,000
	TOTAL INVESTMENTS - 126.2% (Cost $1,080,557,508)	1,078,623,649
	OTHER LIABILITIES IN EXCESS OF ASSETS - (26.2)%	(223,643,850)
	NET ASSETS - 100%	$854,979,799

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	American Depository Receipt
(d)	Security fair valued. See Investment Valuation and Fair Value Measurements.
(e)	Foreign security.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Restricted securities as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Federal Income Tax Cost

At December 31, 2015, the cost of securities for Federal income tax purposes was $1,081,063,885. The net unrealized loss on securities held by the Fund was $2,440,236, including gross unrealized gain of $56,343,644 and gross unrealized loss of $58,783,880.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 to value the Fund’s net assets. For the period ended December 31, 2015, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible and Non- Convertible Notes
Convertible Notes
Biotechnology		$12,066,250		$12,066,250
Pharmaceuticals		43,398,538		43,398,538
Non-Convertible Notes
Biotechnology		10,272,160		10,272,160
Health Care Equipment & Supplies		24,660,004		24,660,004
Health Care Providers & Services		69,190,758		69,190,758
Pharmaceuticals		12,666,086		12,666,086
Common Stocks and Warrants
Biotechnology	$338,066,209	—	$0	338,066,209
Health Care Equipment & Supplies	55,907,066	—	—	55,907,066
Health Care Providers & Services	113,716,552	—	—	113,716,552
Health Care Technology	2,669,968	—	—	2,669,968
Life Sciences Tools & Services	20,242,846	—	—	20,242,846
Pharmaceuticals	220,268,650	—	—	220,268,650
Real Estate Investment Trusts	91,151,299	—	—	91,151,299
Real Estate Management & Development	76,704	—	—	76,704
Preferred Stock
Real Estate Investment Trusts	12,182,000	—	—	12,182,000
Mandatory Convertible Preferred Stock
Pharmaceuticals	18,376,559	—	—	18,376,559
Short-term Investment	—	33,712,000	—	33,712,000
Total	$872,657,853	$205,965,796	$0	$1,078,623,649

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 0% of the Fund’s Managed Assets at December 31, 2015.

At December 31, 2015, the Fund had commitments of $188,458 relating to an additional investment in one private company.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Opportunities Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/16

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/16